Shareholder Report, Holdings (Details) - C000012485	Jun. 30, 2024
FTAI Aviation, Ltd.None_G3730V105
Holdings [Line Items]
Percent of Total Investments	2.70%
Q2 Holdings, Inc.None_74736L109
Holdings [Line Items]
Percent of Total Investments	2.43%
Freshpet, Inc.None_358039105
Holdings [Line Items]
Percent of Total Investments	2.37%
PROCEPT BioRobotics Corp.None_74276L105
Holdings [Line Items]
Percent of Total Investments	2.25%
Ollie's Bargain Outlet Holdings, Inc.None_681116109
Holdings [Line Items]
Percent of Total Investments	2.19%
Federal Signal Corp.None_313855108
Holdings [Line Items]
Percent of Total Investments	1.98%
TransMedics Group, Inc.None_89377M109
Holdings [Line Items]
Percent of Total Investments	1.90%
FormFactor, Inc.None_346375108
Holdings [Line Items]
Percent of Total Investments	1.86%
Credo Technology Group Holding, Ltd.None_G25457105
Holdings [Line Items]
Percent of Total Investments	1.81%
SPX Technologies, Inc.None_78473E103
Holdings [Line Items]
Percent of Total Investments	1.81%
Industrials
Holdings [Line Items]
Percent of Total Investments	27.30%
Information Technology
Holdings [Line Items]
Percent of Total Investments	25.00%
Health-Care
Holdings [Line Items]
Percent of Total Investments	20.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.80%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
Materials
Holdings [Line Items]
Percent of Total Investments	2.00%
Financials
Holdings [Line Items]
Percent of Total Investments	1.20%
Communication Services
Holdings [Line Items]
Percent of Total Investments	1.20%
Common Stock
Holdings [Line Items]
Percent of Total Investments	98.70%
Money Market Fund
Holdings [Line Items]
Percent of Total Investments	1.30%